SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 555
Property and equipment, ending balance	411	$ 555
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,377	1,496
Additions	31	152
Deductions
Depreciation
Currency translation adjustments	(16)	(271)
Property and equipment, ending balance	1,392	1,377
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	822	770
Depreciation	180	232
Currency translation adjustments	(21)	(180)
Property and equipment, ending balance	981	822
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	45
Property and equipment, ending balance	51	45
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	63	81
Additions	15
Deductions
Depreciation
Currency translation adjustments	(3)	(18)
Property and equipment, ending balance	75	63
Leasehold improvements [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	18	20
Depreciation	6	4
Currency translation adjustments		(6)
Property and equipment, ending balance	24	18
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	448
Property and equipment, ending balance	314	448
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,147	1,233
Additions	5	135
Deductions
Depreciation
Currency translation adjustments	(6)	(221)
Property and equipment, ending balance	1,146	1,147
Machinery [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	699	645
Depreciation	151	202
Currency translation adjustments	(18)	(148)
Property and equipment, ending balance	832	699
Furniture and office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	34
Property and equipment, ending balance	32	34
Furniture and office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	65	83
Additions	7
Deductions
Depreciation
Currency translation adjustments	(3)	(18)
Property and equipment, ending balance	69	65
Furniture and office equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	31	33
Depreciation	7	7
Currency translation adjustments	(1)	(9)
Property and equipment, ending balance	37	31
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	28
Property and equipment, ending balance	14	28
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	102	99
Additions	4	17
Deductions
Depreciation
Currency translation adjustments	(4)	(14)
Property and equipment, ending balance	102	102
Computer equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	74	72
Depreciation	16	19
Currency translation adjustments	(2)	(17)
Property and equipment, ending balance	$ 88	$ 74